Income Taxes - Tax Rate Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2014	Jul. 15, 2013	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate					35.00%	35.00%	35.00%
Income tax expense (benefit) at federal statutory rate					$ (1,070,769)	$ 129,094	$ 19,151
State income taxes					(120,231)	86,717	23,535
Increase in valuation allowance					2,624,967	283,805	247,457
Equity-based compensation					25,702	47,983	72,847
Deferred taxes					(758,016)	56,749	2,464
Meals and entertainment					25,245	17,392	12,283
Other permanent items					(71,139)	0	0
Bargain purchase gain					0	0	(267,420)
Total income tax provision	$ (125,224)	$ (76,150)	$ 740,770	$ 170,865	$ 655,759	$ 621,740	$ 110,317